II. Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Summary of Significant Accounting Policies [Abstract]
Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years